Fair Value Measurements - Summary of Fair Value liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Digital Currencies	$ 46,100	$ 16,040		$ 22,959
Derivative Liabilities	3,512,836		$ 22,282
Quoted Prices in Active Markets (Level 1) [Member]
Digital Currencies	$ 46,100	$ 16,040		$ 22,959
Derivative Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Digital Currencies
Derivative Liabilities
Significant Unobservable Inputs (Level 3) [Member]
Digital Currencies
Derivative Liabilities